Derivative Instruments - Aggregate Contractual Notional Amounts and Fair Values of Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Fair Value	$ 1,417	$ 2,220
Liabilities
Fair Value	41	56
Freestanding derivatives
Derivative [Line Items]
Contractual/Notional Amount	97,647	98,456
Assets
Fair Value	1,374	2,220
Liabilities
Fair Value	35	43
Net Fair Value	1,339	2,177
Freestanding derivatives | Cross-currency swaps
Derivative [Line Items]
Contractual/Notional Amount	1,767	1,744
Assets
Fair Value	55	93
Liabilities
Fair Value	35	34
Net Fair Value	20	59
Freestanding derivatives | Equity index call options
Derivative [Line Items]
Contractual/Notional Amount	21,000	26,300
Assets
Fair Value	606	1,127
Liabilities
Fair Value	0	0
Net Fair Value	606	1,127
Freestanding derivatives | Equity index futures
Derivative [Line Items]
Contractual/Notional Amount	18,258	27,651
Assets
Fair Value	0	0
Liabilities
Fair Value	0	0
Net Fair Value	0	0
Freestanding derivatives | Equity index put options
Derivative [Line Items]
Contractual/Notional Amount	27,500	27,000
Assets
Fair Value	150	178
Liabilities
Fair Value	0	0
Net Fair Value	150	178
Freestanding derivatives | Interest rate swaps
Derivative [Line Items]
Contractual/Notional Amount	7,728	4,750
Assets
Fair Value	430	722
Liabilities
Fair Value	0	1
Net Fair Value	430	721
Freestanding derivatives | Interest rate swaps - cleared
Derivative [Line Items]
Contractual/Notional Amount	1,500	1,500
Assets
Fair Value	0	0
Liabilities
Fair Value	0	8
Net Fair Value	0	(8)
Freestanding derivatives | Put-swaptions
Derivative [Line Items]
Contractual/Notional Amount	19,000	1,000
Assets
Fair Value	133	100
Liabilities
Fair Value	0	0
Net Fair Value	133	100
Freestanding derivatives | Treasury futures
Derivative [Line Items]
Contractual/Notional Amount	894	8,511
Assets
Fair Value	0	0
Liabilities
Fair Value	0	0
Net Fair Value	0	0
Embedded derivatives
Assets
Fair Value	0	0
Liabilities
Fair Value	4,071	7,076
Net Fair Value	(4,071)	(7,076)
Embedded derivatives | Variable annuity embedded derivatives
Assets
Fair Value	0	0
Liabilities
Fair Value	2,626	5,592
Net Fair Value	(2,626)	(5,592)
Embedded derivatives | Fixed index annuity embedded derivatives
Assets
Fair Value	0	0
Liabilities
Fair Value	1,439	1,484
Net Fair Value	(1,439)	(1,484)
Embedded derivatives | RILA embedded derivatives
Assets
Fair Value	0
Liabilities
Fair Value	6
Net Fair Value	(6)
Derivatives related to funds withheld under reinsurance treaties
Derivative [Line Items]
Contractual/Notional Amount	1,277	852
Assets
Fair Value	43	0
Liabilities
Fair Value	126	840
Net Fair Value	(83)	(840)
Derivatives related to funds withheld under reinsurance treaties | Cross-currency swaps
Derivative [Line Items]
Contractual/Notional Amount	158	109
Assets
Fair Value	10	0
Liabilities
Fair Value	1	5
Net Fair Value	9	(5)
Derivatives related to funds withheld under reinsurance treaties | Cross-currency forwards
Derivative [Line Items]
Contractual/Notional Amount	1,119	743
Assets
Fair Value	33	0
Liabilities
Fair Value	5	8
Net Fair Value	28	(8)
Derivatives related to funds withheld under reinsurance treaties | Funds withheld embedded derivative
Assets
Fair Value	0	0
Liabilities
Fair Value	120	827
Net Fair Value	(120)	(827)
Derivative assets
Derivative [Line Items]
Contractual/Notional Amount	98,924	99,308
Assets
Fair Value	1,417	2,220
Derivative liabilities
Liabilities
Fair Value	4,232	7,959
Derivative instruments
Liabilities
Net Fair Value	$ (2,815)	$ (5,739)